Inventory	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventory
Note 4 – Inventory

Inventories at December 31, 2013 and 2012 consisted of the following.

	2013	2012
Gross raw materials	$3,539,732	$3,574,620
Less - reserves	(300,000)	(332,000)
Net raw materials	3,239,732	3,242,620
Work-in-process	104,061	114,002
Finished goods	—	—
	$3,343,793	$3,356,622